Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interest and Foreign Exchange Risk Sensitivities

		2017 $m	2016 $m	2015 $m
Increase/(decrease) in profit before tax
Sterling: US dollar exchange rate	5¢ fall	4.0	5.2	4.8
Euro: US dollar exchange rate	5¢ fall	(2.1)	(2.2)	(1.9)
US dollar interest rates	1% increase	(2.9)	(1.8)	(0.9)
Sterling interest rates	1% increase	0.3	1.3	7.9
Decrease/(increase) in net liabilities
Sterling: US dollar exchange rate	5¢ fall	44.1	47.2	23.7
Euro: US dollar exchange rate	5¢ fall	(4.1)	(5.5)	(7.6)

Summary of Undiscounted Contractual Cash Flows of Financial Liabilities

The following are the undiscounted contractual cash flows of financial liabilities, including interest payments:

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2017
Non-derivative financial liabilities:
Bank overdrafts	110	—	—	—	110
Unsecured bank loans	264	—	—	—	264
£400m 3.875% bonds 2022	21	21	601	—	643
£300m 3.75% bonds 2025	15	15	46	445	521
£350m 2.125% bonds 2026	10	10	30	510	560
Finance lease obligations	16	16	51	3,234	3,317
Trade and other payables, excluding deferred revenue	719	138	189	176	1,222
Provisions	3	5	—	—	8

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2016
Non-derivative financial liabilities:
Bank overdrafts	89	—	—	—	89
Unsecured bank loans	110	—	—	—	110
£400m 3.875% bonds 2022	19	19	57	510	605
£300m 3.75% bonds 2025	14	14	42	419	489
£350m 2.125% bonds 2026	9	9	28	473	519
Finance lease obligations	17	16	48	3,252	3,333
Trade and other payables, excluding deferred revenue	644	173	210	192	1,219
Provisions	3	5	—	—	8
Derivative financial liabilities:
Forward foreign exchange contracts	3	—	—	—	3

Summary of Financial Assets Represents Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the maximum exposure to credit risk.

	Note	2017 $m	2016 $m
Cash and cash equivalents	17	168	206
Equity securities available-for-sale	15	127	156
Loans and receivables:
Other financial assets	15	117	112
Trade and other receivables, excluding prepayments	16	477	403

		889	877